Dividends	12 Months Ended
Dec. 31, 2024
Disclosure of dividend [abstract]
Dividends

NOTE 42. DIVIDENDS
The Ordinary and Extraordinary Shareholders' Meeting held on April 30, 2024 approved the distribution of cash dividends in the amount of Ps.65,000,000 (equivalent to Ps.93,354,818 at December 31, 2024), which represented Ps.44.08 (amount stated in Argentine pesos) per share.
In addition, at said Meeting, the use of the Reserve for the eventual distribution of profits for up to Ps.386,635,827 (equivalent to Ps.555,297,250 at December 31, 2024) was approved, delegating to the Board of Directors the power to pay it on one or more occasions, subject to approval and to the terms and conditions that the subsidiary Banco Galicia obtains from the Argentine Central Bank with respect to the payment of dividends.
Dividend payments made are detailed below:

Date of payment	Amount	Amount in closing currency
05.14.24	65,000,000	82,340,110
05.23.24	140,261,066	177,678,641
06.28.24	146,118,828	176,997,779
07.24.24	152,806,782	177,926,965
The Ordinary and Extraordinary Shareholders' Meeting held on April 25, 2023, approved the distribution of cash dividends in the amount of Ps.10,000,000 (equivalent to Ps.55,706,835 at December 31, 2024), which represented Ps.6.78 (figure expressed in Argentine pesos) per share.
Additionally, at the same Shareholders´ Meeting, the distribution of cash dividends in the amount of Ps.75,000,000 (equivalent to Ps.417,801,355 on December 31, 2024) was approved, delegating to the Board of Directors the power to pay it on one or more occasions until the annual meeting that discusses the income of the current fiscal year.
Dividend payments made are detailed below:

Date of payment	Amount	Amount in closing currency
05.09.23	35,000,000	166,888,953
06.12.23	12,500,000	56,255,526
07.10.23	12,500,000	52,899,153
08.08.23	12,500,000	47,045,876
09.11.23	12,500,000	41,725,925
The Ordinary and Extraordinary Shareholders’ Meeting held on April 26, 2022, approved the distribution of cash dividends in the amount of Ps.11,000,000 (equivalent to Ps.125,187,865 on December 31, 2024), which represented Ps.7.46 (figure expressed in Argentine pesos) per share. On May 9, 2022, the aforementioned dividends were paid to the Company's shareholders.
Additionally, at the same Shareholders´ Meeting, the distribution of cash dividends in the amount of Ps.8,000,000 (equivalent to Ps.91,045,729 at December 31, 2024) was approved, delegating to the Board of Directors the power to partially pay it twice in the months of September 2022 and January 2023.
Dividend payments made are detailed below:

Date of payment	Amount	Amount in closing currency
05.09.22	11,000,000	112,373,922
09.12.22	4,000,000	31,816,177
01.09.23	4,000,000	25,583,181